UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         May 26, 2006 to June 26, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   July 10, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the June 26, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-WMC1
                                  June 26, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                    ENDING
              FACE           PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        161,500,000.00    156,535,191.89    3,086,204.64      732,062.91   3,818,267.55      0.00         0.00      153,448,987.25
A2        383,500,000.00    354,706,236.26   17,886,690.99    1,624,160.44  19,510,851.43      0.00         0.00      336,819,545.27
A3        148,700,000.00    148,700,000.00            0.00      687,489.67     687,489.67      0.00         0.00      148,700,000.00
A4        169,200,000.00    169,200,000.00            0.00      791,292.00     791,292.00      0.00         0.00      169,200,000.00
A5         59,653,000.00     59,653,000.00            0.00      283,749.44     283,749.44      0.00         0.00       59,653,000.00
M1         44,127,000.00     44,127,000.00            0.00      212,643.11     212,643.11      0.00         0.00       44,127,000.00
M2         37,067,000.00     37,067,000.00            0.00      179,280.72     179,280.72      0.00         0.00       37,067,000.00
M3         21,181,000.00     21,181,000.00            0.00      102,633.71     102,633.71      0.00         0.00       21,181,000.00
M4         19,416,000.00     19,416,000.00            0.00       95,807.17      95,807.17      0.00         0.00       19,416,000.00
M5         19,416,000.00     19,416,000.00            0.00       96,152.35      96,152.35      0.00         0.00       19,416,000.00
M6         17,063,000.00     17,063,000.00            0.00       85,713.14      85,713.14      0.00         0.00       17,063,000.00
M7         16,474,000.00     16,474,000.00            0.00       90,515.48      90,515.48      0.00         0.00       16,474,000.00
M8         14,709,000.00     14,709,000.00            0.00       82,125.25      82,125.25      0.00         0.00       14,709,000.00
M9         10,591,000.00     10,591,000.00            0.00       68,547.31      68,547.31      0.00         0.00       10,591,000.00
M10        10,002,000.00     10,002,000.00            0.00       67,402.37      67,402.37      0.00         0.00       10,002,000.00
M11        11,179,000.00     11,179,000.00            0.00       75,334.04      75,334.04      0.00         0.00       11,179,000.00
P                 100.00            100.00            0.00      118,774.46     118,774.46      0.00         0.00              100.00
R                   0.00              0.00            0.00            0.00           0.00      0.00         0.00                0.00
TOTALS  1,143,778,100.00  1,110,019,528.15   20,972,895.63    5,393,683.57  26,366,579.20      0.00         0.00    1,089,046,632.52
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C    1,176,727,234.11   1,142,968,662.26         0.00           1,789,642.64    1,789,642.64   0.00        0.00    1,121,995,756.31
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LJK7        969.25815412    19.10962625          4.53289728         23.64252353    950.14852786      5.261250%
A2        46626LHR4        924.91847786    46.64065447          4.23509893         50.87575340    878.27782339      5.151250%
A3        46626LHS2      1,000.00000000     0.00000000          4.62333336          4.62333336  1,000.00000000      5.201250%
A4        46626LHT0      1,000.00000000     0.00000000          4.67666667          4.67666667  1,000.00000000      5.261250%
A5        46626LHU7      1,000.00000000     0.00000000          4.75666672          4.75666672  1,000.00000000      5.351250%
M1        46626LHV5      1,000.00000000     0.00000000          4.81888889          4.81888889  1,000.00000000      5.421250%
M2        46626LHW3      1,000.00000000     0.00000000          4.83666658          4.83666658  1,000.00000000      5.441250%
M3        46626LHX1      1,000.00000000     0.00000000          4.84555545          4.84555545  1,000.00000000      5.451250%
M4        46626LHY9      1,000.00000000     0.00000000          4.93444427          4.93444427  1,000.00000000      5.551250%
M5        46626LHZ6      1,000.00000000     0.00000000          4.95222239          4.95222239  1,000.00000000      5.571250%
M6        46626LJA9      1,000.00000000     0.00000000          5.02333353          5.02333353  1,000.00000000      5.651250%
M7        46626LJB7      1,000.00000000     0.00000000          5.49444458          5.49444458  1,000.00000000      6.181250%
M8        46626LJC5      1,000.00000000     0.00000000          5.58333333          5.58333333  1,000.00000000      6.281250%
M9        46626LJD3      1,000.00000000     0.00000000          6.47222264          6.47222264  1,000.00000000      7.281250%
M10       46626LJE1      1,000.00000000     0.00000000          6.73888922          6.73888922  1,000.00000000      7.581250%
M11       46626LJF8      1,000.00000000     0.00000000          6.73888899          6.73888899  1,000.00000000      7.581250%
P         46626LJH4      1,000.00000000     0.00000000  1,187,744.60000000  1,187,744.60000000  1,000.00000000      0.000000%
TOTALS                     970.48503390    18.33650743          4.71567306         23.05218049    952.14852647
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46626LJG9    971.31147230     0.00000000          1.52086447            1.52086447    953.48839033          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:

Scheduled Principal Payments (Total)                                                                                     473,659.09
Group 1                                                                                                                  105,476.33
Group 2                                                                                                                  368,182.76

Principal Prepayments (Total)                                                                                         20,474,889.73
Group 1                                                                                                                2,976,834.37
Group 2                                                                                                               17,498,055.36

Curtailments (Total)                                                                                                      24,334.68
Group 1                                                                                                                    3,916.03
Group 2                                                                                                                   20,418.65

Curtailment Interest Adjustments (Total)                                                                                      22.44
Group 1                                                                                                                      -22.09
Group 2                                                                                                                       44.53

Repurchase Principal (Total)                                                                                                   0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Substitution Amounts (Total)                                                                                                   0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Net Liquidation Proceeds (Total)                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Other Principal Adjustments (Total)                                                                                            0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Non Recoverable Principal Advances (Total)                                                                                    10.31
Group 1                                                                                                                        0.00
Group 2                                                                                                                       10.31

Interest Funds:

Gross Interest                                                                                                         7,448,548.48
Group 1                                                                                                                1,304,328.78
Group 2                                                                                                                6,144,219.70

Servicing Fees                                                                                                           476,236.95
Group 1                                                                                                                   83,745.49
Group 2                                                                                                                  392,491.46

Trustee Fees                                                                                                               3,809.86
Group 1                                                                                                                      669.97
Group 2                                                                                                                    3,139.89

Custodian Fee                                                                                                              1,904.95
Group 1                                                                                                                      334.98
Group 2                                                                                                                    1,569.97

Trust Oversight Manager Fees                                                                                              14,287.11
Group 1                                                                                                                    2,512.37
Group 2                                                                                                                   11,774.74

Non Recoverable Interest Advances (Total)                                                                                    217.48
Group 1                                                                                                                        0.00
Group 2                                                                                                                      217.48

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                                21
Group 1                                                                                                                           8
Group 2                                                                                                                          13

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                     4,332,432.19
Group 1                                                                                                                  991,788.51
Group 2                                                                                                                3,340,643.68

Amount of Prepayment Penalties Collected                                                                                 118,774.46
Group 1                                                                                                                   23,257.35
Group 2                                                                                                                   95,517.11
Available Remittance Amount                                                                                           27,924,987.76

Principal Remittance Amount (Total)                                                                                   20,972,895.63
Group 1                                                                                                                3,086,204.64
Group 2                                                                                                               17,886,690.99

Interest Remittance Amount (Total)                                                                                     6,952,092.13
Group 1                                                                                                                1,217,065.97
Group 2                                                                                                                5,735,026.16

Pool Detail:
Beginning Number of Loans Outstanding                                                                                         5,651
Group 1                                                                                                                       1,537
Group 2                                                                                                                       4,114

Ending Number of Loans Outstanding                                                                                            5,556
Group 1                                                                                                                       1,516
Group 2                                                                                                                       4,040

Beginning Aggregate Loan Balance                                                                                   1,142,968,662.26
Group 1                                                                                                              200,989,242.39
Group 2                                                                                                              941,979,419.87

Ending Aggregate Loan Balance                                                                                      1,121,995,756.31
Group 1                                                                                                              197,903,037.75
Group 2                                                                                                              924,092,718.56

Current Advances                                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Aggregate Advances                                                                                                             0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Weighted Average Remaining Term To Maturity                                                                                  335.35
Group 1                                                                                                                      337.00
Group 2                                                                                                                      335.00

Weighted Average Net Mortgage Rate                                                                                         7.29921%
Group 1                                                                                                                    7.26645%
Group 2                                                                                                                    7.30620%


        Delinquent Mortgage Loans
        Group 1
        Category           Number     Principal Balance     Percentage
        1 Month              19         2,828,089.88          1.43%
        2 Month               7           557,672.12          0.28%
        3 Month               5           448,110.61          0.23%
        Total                31         3,833,872.61          1.94%

        Delinquent Mortgage Loans
        Group 2
        Category           Number     Principal Balance     Percentage
        1 Month              68        18,560,424.90          2.01%
        2 Month              38         9,155,532.79          0.99%
        3 Month              26         6,486,769.56          0.70%
        Total                132       34,202,727.25          3.70%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
        Group Number         Number of Loans       Principal Balance     Percentage
              1                     2                  406,033.65          0.21%
              2                     1                  583,217.06          0.06%
        Total                       3                  989,250.71          0.09%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       2
Principal Balance of Bankruptcy Loans that are Current                                                                   406,033.65
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  2
Total Principal Balance of Bankruptcy Loans                                                                              406,033.65

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       1
Principal Balance of Bankruptcy Loans that are Current                                                                   583,217.06
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  1
Total Principal Balance of Bankruptcy Loans                                                                              583,217.06


        Foreclosures
        Group Number   Number of Loans     Principal Balance        Percentage
              1               2                251,461.06               0.13%
              2               8              3,196,165.72               0.35%
        Total                10              3,447,626.78               0.31%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                      101,945.94
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         1
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                     149,515.12
Total Number of Foreclosure Loans                                                                                                 2
Total Principal Balance of Foreclosure Loans                                                                             251,461.06

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                      508,937.46
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         7
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   2,687,228.26
Total Number of Foreclosure Loans                                                                                                 8
Total Principal Balance of Foreclosure Loans                                                                           3,196,165.72


        REO Properties
        Group Number      Number of Loans     Principal Balance      Percentage
              1                  0                 0.00               0.00%
              2                  0                 0.00               0.00%
        Total                    0                 0.00               0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                         0
Principal Balance of REO Loans that are Current                           0.00
Number of REO Loans that are 1 Month Delinquent                              0
Principal Balance of REO Loans that are 1 Month Delinquent                0.00
Number of REO Loans that are 2 Months Delinquent                             0
Principal Balance of REO Loans that are 2 Months Delinquent               0.00
Number of REO Loans that are 3+ Months Delinquent                            0
Principal Balance of REO Loans that are 3+ Months Delinquent              0.00
Total Number of REO Loans                                                    0
Total Principal Balance of REO Loans                                      0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                         0
Principal Balance of REO Loans that are Current                           0.00
Number of REO Loans that are 1 Month Delinquent                              0
Principal Balance of REO Loans that are 1 Month Delinquent                0.00
Number of REO Loans that are 2 Months Delinquent                             0
Principal Balance of REO Loans that are 2 Months Delinquent               0.00
Number of REO Loans that are 3+ Months Delinquent                            0
Principal Balance of REO Loans that are 3+ Months Delinquent              0.00
Total Number of REO Loans                                                    0
Total Principal Balance of REO Loans                                      0.00


        REO Property Scheduled Balance
        Group Number       Loan Number       REO Date        Schedule Principal Balance
                                                                     0.00
        Total                                                        0.00


        Principal Payoffs by Group occurred in this Distribution
        Group Number       Number of Loans   Principal Balance        Percentage
              1                   0             2,976,834.37            1.50%
              2                   0            17,498,055.36            1.89%
        Total                     0            20,474,889.73            1.82%


        Realized Loss Group Report
        Group Number     Current Loss     Cumulative Loss     Ending Balance     Balance of Liquidated           Net
                                                                                        Loans            Liquidation Proceeds
        1                    0.00            0.00             197,903,037.75             0.00                    0.00
        2                    0.00            0.00             924,092,718.56             0.00                    0.00
        TOTAL                0.00            0.00           1,121,995,756.31             0.00                    0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                                0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                            0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Current Applied Losses                                                                                                        0.00
Cumulative Applied Losses                                                                                                     0.00

Trigger Event                                                                                                                   NO
TEST I - Trigger Event Occurrence                                                                                               NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                                    1.79107%
36.70% of of Senior Enhancement Percentage                                                                                8.31393%
OR
TEST II - Trigger Event Occurrence                                                                                              NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                                      0.00000%
Required Cumulative Loss %                                                                                                0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                                32,948,362.56
Ending Overcollateralization Amount                                                                                  32,949,123.79
Ending Overcollateralization Deficiency                                                                                       0.00
Overcollateralization Release Amount                                                                                          0.00
Monthly Excess Interest                                                                                               1,695,207.92
Payment to Class C                                                                                                    1,789,642.64
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                             0.00
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Interest Carryforward Amount Paid This Period                                                                                 0.00
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Swap Account:
Net Swap Payment Due                                                                                                          0.00
Net Swap Payment Paid                                                                                                         0.00
Net Swap Receipt Due                                                                                                    112,459.61

Beginning Balance                                                                                                         1,000.00
Additions to the Swap Account                                                                                           112,459.61
Withdrawals from the Swap Account                                                                                       112,459.61
Ending Balance                                                                                                            1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                         1,000.00
Additions to the Basis Risk Reserve Fund                                                                                 18,024.89
Dividend Earnings on the Basis Risk Reserve Fund                                                                              0.00
Withdrawals from the Basis Risk Reserve Fund                                                                             18,024.89
Ending Balance                                                                                                            1,000.00

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                 4,125.67
Class M-10                                                                                                                6,563.43
Class M-11                                                                                                                7,335.79

Interest Carryover Amount Paid This Period
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                 4,125.67
Class M-10                                                                                                                6,563.43
Class M-11                                                                                                                7,335.79

Remaining Interest Carryover Amount
Class A-1                                                                                                                     0.00
Class A-2                                                                                                                     0.00
Class M-1                                                                                                                     0.00
Class A-3                                                                                                                     0.00
Class A-4                                                                                                                     0.00
Class A-5                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                                0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                         0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                         0.00
Prepayment Interest Shortfall Allocated to Class C                                                                            0.00

Total Relief Act Interest Shortfall occurred this distribution                                                                0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                         0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                         0.00
Relief Act Interest Shortfall Allocated to Class C                                                                            0.00

Available Net Funds Cap to Libor Certificates                                                                             6.843012

One-Month LIBOR for Such Distribution Date                                                                                5.081250

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                                 5.261250
Class A-2                                                                                                                 5.151250
Class A-3                                                                                                                 5.201250
Class A-4                                                                                                                 5.261250
Class A-5                                                                                                                 5.351250
Class M-1                                                                                                                 5.421250
Class M-2                                                                                                                 5.441250
Class M-3                                                                                                                 5.451250
Class M-4                                                                                                                 5.551250
Class M-5                                                                                                                 5.571250
Class M-6                                                                                                                 5.651250
Class M-7                                                                                                                 6.181250
Class M-8                                                                                                                 6.281250
Class M-9                                                                                                                 7.281250
Class M-10                                                                                                                7.581250
Class M-11                                                                                                                7.581250

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Deferred Amount Paid This Period                                                                                              0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Deferred Amount Occurred This Period                                                                                          0.00
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00

Remaining Deferred Amount
Class M-1                                                                                                                     0.00
Class M-2                                                                                                                     0.00
Class M-3                                                                                                                     0.00
Class M-4                                                                                                                     0.00
Class M-5                                                                                                                     0.00
Class M-6                                                                                                                     0.00
Class M-7                                                                                                                     0.00
Class M-8                                                                                                                     0.00
Class M-9                                                                                                                     0.00
Class M-10                                                                                                                    0.00
Class M-11                                                                                                                    0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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